UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-750

Exact name of registrant as specified in charter:
Delaware Group Equity Funds II

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: November 30, 2006

Item 1.  Reports to Stockholders



Annual Report                                     Delaware
                                                  Large Cap Value
                                                  Fund

                                                  November 30, 2006










                                                  Value equity mutual fund






[DELAWARE INVESTMENTS LOGO]                       [LOGO] POWERED BY RESEARCH(R)

Table of contents


> Portfolio management review .................................................1

> Performance summary .........................................................4

> Disclosure of Fund expenses .................................................6

> Sector allocation & top 10 holdings .........................................7

> Statement of net assets .....................................................8

> Statement of operations ....................................................11

> Statements of changes in net assets ........................................12

> Financial highlights .......................................................13

> Notes to financial statements ..............................................18

> Report of independent registered public accounting firm ....................22

> Board of trustees/directors and officers addendum ..........................23

> About the organization .....................................................25













    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2007 Delaware Distributors, L.P.

Portfolio management review


Delaware Large Cap Value Fund

November 30, 2006


The managers of Delaware Large Cap Value Fund provided the answers to the questions below as a review of the Fund's activities for the fiscal year that ended November 30, 2006. Please see pages 2 and 3 to learn more about the portfolio managers.

Q: What kind of economic and stock market environment did you encounter during the year ended November 30, 2006?

A: Overall, the equity market performed well and turned in higher returns than we had anticipated, given a slowdown in the U.S. economy and a variety of other challenges faced by investors during the past year.

For much of the first half of the reporting period, stocks faced headwinds on a number of fronts. Interest rates and energy costs continued to rise, which put downward pressure on corporate earnings and consumer spending. Stronger-than-expected inflation reports in the spring made it more likely that the U.S. Federal Reserve Board (Fed) would continue to raise short-term interest rates. It did just that at each of its 2006 policy meetings through June. The threat of higher inflation and interest rates were negative influences on equity prices, which declined rather sharply in May and June 2006.

By July, however, conditions improved noticeably. Corporate earnings, though slowing, remained relatively solid, as did consumer spending in the face of a weakening housing market. In addition, oil prices began declining sharply from their historical highs, and the Fed finally decided not to raise interest rates at its August meeting and beyond. Against this backdrop, equities performed well, with high-quality large-cap stocks leading the way after trailing their smaller counterparts for several years.

Q: How did Delaware Large Cap Value Fund perform during the fiscal year?

A: Delaware Large Cap Value Fund returned +20.28% with all distributions reinvested (Class A shares at net asset value) and +13.36% with the sales charge included (Class A shares at maximum offer price) for the year ended November 30, 2006. The Russell 1000 Value Index, our primary benchmark, advanced 20.28% over this period. The S&P 500 Index advanced 14.22% and the Lipper Large-Cap Value Funds Averaged gained 16.17% over this period. For the complete, annualized performance of Delaware Large Cap Value Fund, please see the table on page 4.

The Fund was able to keep pace with its benchmark despite the strong market environment. Historically, our conservative, value-oriented investment approach has been best suited to stock market environments where performance is modestly positive, flat, or even negative. However, we have typically been at a disadvantage when the broad equity market has performed particularly well, as it did during portions of the reporting period.

Q: Given this backdrop during the year, what was your management approach?

A: Expecting a slowdown in the economy and a reduced rate of corporate earnings growth, we believed it was prudent to position the portfolio even more defensively than usual. As a result, we held overweightings in less economically sensitive sectors such as healthcare and consumer staples. The Fund was underweight relative to the benchmark index in more economically sensitive areas, such as consumer discretionary.

We regularly look to invest in undervalued companies with good businesses that we believe are priced well below their intrinsic value. During the most recent period, we focused on companies that we believed to have particularly sound balance sheets, strong dividend yields, and the potential to continue generating relatively stable earnings, even in a weaker economy.

This approach led us to hold small positions in the energy and industrial sectors relative to the benchmark index, both of which tend to be relatively sensitive to economic changes. As the fiscal year progressed, however, we found an increasing number of opportunities among technology stocks that we believed to be attractively valued, and subsequently we added a new position in Intel. More

The views expressed are current as of the date of this report and are subject to change.


                                                               (continues)     1

Portfolio management review


technology stocks were passing our strict screening process, as a number of companies established shareholder-friendly policies in the midst of successful turnarounds.

We continued to hold a large position in the inherently defensive healthcare sector. In our view, many healthcare stocks were offering attractive valuations relative to their historical levels, and compared to the broad stock market. We identified a number of companies in this group that provided what we believed were attractive dividends and balance sheets.

We certainly are aware of the challenges faced by pharmaceutical stocks - such as upcoming patent expirations on key drugs and the risk that legislation could dampen drug company profits. However, we also believed that positive factors such as improving drug pipelines and recent cost-cutting may outweigh these negatives in many cases.

Q: What investments most helped and hurt the Fund's results?

A: Several consumer discretionary stocks generated strong gains during the fiscal period. Toy manufacturer Mattel benefited from the success of key brands and better supply chain management, as well as from lower energy prices, which resulted in reduced production costs for the company. Limited Brands performed well, in part due to a turnaround in its apparel businesses, as well as from its personal care segment, Bath and Body Works. In healthcare, the Fund gained from its holding in Merck. The pharmaceutical company's stock recovered off a low, as investors' concerns about legal liability surrounding its Vioxx pain medication abated.

Our holdings in the financial sector were often among our weakest performers. For example, one stock that trailed the performance of the broad equity market was bank company Huntington Bancshares. As with other banks, Huntington encountered difficulty as the company's earnings suffered from less profitable lending activities, caused by a challenging interest rate environment. Insurance company Hartford Financial Services Group also underperformed relative to the overall stock market, hindered by increased competition and a slowdown in the growth of auto insurance premiums, among other factors.

Q: How was the Fund positioned at the end of the period?

A: The portfolio remained defensively positioned at the end of the period. Yet, as demonstrated by our purchase of Intel during the period, we remain committed to finding companies (including those in less defensive areas) that we believe are under-priced relative to their intrinsic values and that offer attractive value for our shareholders. This contrarian focus is a cornerstone of our investment philosophy. In short, we have not hesitated to take advantage of periodic opportunities to buy what we feel are outstanding investments at attractive prices. At the same time, our approach remained cautious.

Fund managers

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader - Large-Cap Value Focus Equity


Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy. Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in 1994, Mr. Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Mr. Nutt earned his bachelor's degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving
Vice President, Senior Portfolio Manager

Mr. Irving joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm's Large-Cap Value Focus strategy. Previously, he worked for the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers for six years, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor's degree in American studies and earned a special diploma in social studies at Oxford University in England. He competed for the United States National Rowing Team, winning a gold medal at the 1997 World Rowing Championships in Aiguebelette, France.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager

Mr. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy. Previously, Mr. Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University, receiving a bachelor's degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager

Mr. Vogel joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm's Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor's and master's degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager

Mr. Lalvani is a portfolio manager with the firm's Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor's degree in finance from Penn State University and is a member of the CFA Society of Philadelphia.

Nashira S. Wynn
Vice President, Portfolio Manager

Ms. Wynn is a portfolio manager with the firm's Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers. Ms. Wynn earned a bachelor's degree in finance, with a minor in economics, from The College of New Jersey, and she attended England's Oxford University as a presidential scholar. Ms. Wynn is also a CFA candidate.

Performance summary


Delaware Large Cap Value Fund


The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Large Cap Value Fund prospectus contains this and other important information about the Fund. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Instances of high double-digit returns are unusual, cannot be sustained, and were achieved primarily during favorable market conditions.

Fund performance

Average annual total returns
Through November 30, 2006            1 year     5 years    10 years    Lifetime
________________________________________________________________________________

Class A (Est. 3-18-57)
Excluding sales charge               +20.28%    +7.40%     +7.26%      +11.29%
Including sales charge               +13.36%    +6.14%     +6.63%      +11.15%
________________________________________________________________________________

Class B (Est. 9-6-94)
Excluding sales charge               +19.39%    +6.61%     +6.60%      +9.17%
Including sales charge               +15.39%    +6.26%     +6.60%      +9.17%
________________________________________________________________________________

Class C (Est. 11-29-95)
Excluding sales charge               +19.38%    +6.61%     +6.45%      +7.88%
Including sales charge               +18.38%    +6.61%     +6.45%      +7.88%
________________________________________________________________________________

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1% of average daily net assets. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1% of average daily net asstes.

The average annual total returns for the one-year and lifetime periods (since June 2, 2003) ended November 30, 2006 for the Delaware Large Cap Value Fund Class R shares were +20.00% and +13.08%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through March 31, 2007.

The average annual total returns for the 1-year, 5-year, 10-year, and lifetime (since March 18, 1957) periods ended November 30, 2006 for Delaware Large Cap Value Fund Institutional Class shares were 20.61%, 7.68%, 7.52%, and 11.35%, respectively. Institutional Class shares were first made available on January 13, 1994 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to January 13, 1994 is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset based distribution charge of Class A shares.

An expense limitation was in effect for Class R shares during some of the periods shown above and on the next page. Performance would have been lower had the expense limitation not been in effect.

The performance table above and the graph on the next page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fund basics

As of November 30, 2006

________________________________________________________________________________

Fund objective
________________________________________________________________________________

The Fund seeks long-term capital appreciation.

________________________________________________________________________________

Total Fund net assets
________________________________________________________________________________

$1.4 billion

________________________________________________________________________________

Number of holdings
________________________________________________________________________________

34

________________________________________________________________________________

Fund start date
________________________________________________________________________________

March 18, 1957

________________________________________________________________________________

                                   Nasdaq symbols               CUSIPs
________________________________________________________________________________

Class A                            DELDX                        245907100
Class B                            DEIBX                        245907605
Class C                            DECCX                        245907704
Class R                            DECRX                        245907886
Institutional Class                DEDIX                        245907407


[PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]


Chart assumes $10,000 invested on November 30, 1996 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Returns plotted on the chart were as of the last day of each month shown.

Performance of other Fund classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the Russell 1000 Value Index and the S&P 500 Index as of November 30, 1996.

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance the 1,000 largest U.S. companies based on total market capitalization. The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies.

The Russell 1000 Value Index is replacing the S&P 500 Index as the Fund's benchmark. The investment manager believes the composition of the Russell 1000 Value Index better reflects the Fund's investments. The S&P 500 Index may be excluded from this comparison in the future. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Disclosure of Fund expenses


For the period June 1, 2006 to November 30, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2006 to November 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect, as applicable. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Large Cap Value Fund

Expense Analysis of an Investment of $1,000

                                                                    Expenses
                           Beginning    Ending                    Paid During
                            Account     Account     Annualized       Period
                             Value       Value       Expense        6/1/06 to
                             6/1/06     11/30/06      Ratio         11/30/06 *
________________________________________________________________________________

Actual Fund Return

Class A                    $1,000.00   $1,137.40       1.17%         $ 6.27
Class B                     1,000.00    1,133.80       1.90%          10.16
Class C                     1,000.00    1,133.40       1.90%          10.16
Class R                     1,000.00    1,136.30       1.40%           7.50
Institutional Class         1,000.00    1,139.60       0.90%           4.83
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                    $1,000.00   $1,019.20       1.17%         $ 5.92
Class B                     1,000.00    1,015.54       1.90%           9.60
Class C                     1,000.00    1,015.54       1.90%           9.60
Class R                     1,000.00    1,018.05       1.40%           7.08
Institutional Class         1,000.00    1,020.56       0.90%           4.56
________________________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Sector allocation & top 10 holdings


Delaware Large Cap Value Fund

As of November 30, 2006


Sector designations may be different than the sector designations presented in other Fund materials.

                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock                                                           98.82%

Consumer Discretionary                                                  9.02%
Consumer Staples                                                       12.15%
Energy                                                                  6.43%
Financials                                                             22.77%
Health Care                                                            17.80%
Industrials                                                             5.92%
Information Technology                                                 12.88%
Materials                                                               3.00%
Telecommunications                                                      5.63%
Utilities                                                               3.22%
________________________________________________________________________________

Repurchase Agreements                                                   1.02%
________________________________________________________________________________

Securities Lending Collateral                                           2.93%

Fixed Rate Notes                                                        0.30%
Variable Rate Notes                                                     2.63%
________________________________________________________________________________

Total Market Value of Securities                                      102.77%
________________________________________________________________________________

Obligation to Return Securities Lending Collateral                     (2.93%)
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                         0.16%
________________________________________________________________________________

Total Net Assets                                                      100.00%
________________________________________________________________________________


Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                                                     Percentage
Top 10 Holdings                                                    of Net Assets
________________________________________________________________________________

Hewlett-Packard                                                         3.42%
ConocoPhillips                                                          3.35%
Merck & Co.                                                             3.30%
ConAgra Foods                                                           3.29%
Limited Brands                                                          3.26%
Progress Energy                                                         3.22%
Intel                                                                   3.22%
International Business Machines                                         3.19%
Chevron                                                                 3.08%
Donnelley (R.R.) & Sons                                                 3.07%
________________________________________________________________________________

Statement of net assets


Delaware Large Cap Value Fund

November 30, 2006


                                                Number of           Market
                                                 Shares              Value
________________________________________________________________________________

Common Stock - 98.82%
________________________________________________________________________________

Consumer Discretionary - 9.02%
     Gap                                         2,174,300      $  40,702,896
  *+ Idearc                                         54,870          1,511,120
   * Limited Brands                              1,472,600         46,666,694
     Mattel                                      1,835,100         40,280,445
                                                                _____________

                                                                  129,161,155
                                                                _____________
Consumer Staples - 12.15%
     ConAgra Foods                               1,833,200         47,113,240
     Heinz (H.J.)                                  981,800         43,641,010
     Kimberly-Clark                                647,000         43,006,090
   * Safeway                                     1,308,700         40,321,047
                                                                _____________

                                                                  174,081,387
                                                                _____________
Energy - 6.43%
     Chevron                                       609,800         44,100,736
     ConocoPhillips                                712,700         47,964,710
                                                                _____________

                                                                   92,065,446
                                                                _____________
Financials - 22.77%
     Allstate                                      666,800         42,328,464
   * Aon                                         1,212,600         43,265,568
     Chubb                                         781,700         40,460,792
     Hartford Financial
          Services Group                           449,100         38,514,816
   * Huntington Bancshares                       1,678,000         40,792,180
     Morgan Stanley                                568,600         43,304,575
     Wachovia                                      725,100         39,293,169
   * Washington Mutual                             873,300         38,145,744
                                                                _____________

                                                                  326,105,308
                                                                _____________
Health Care - 17.80%
     Abbott Laboratories                           873,700         40,766,842
     Baxter International                          942,400         42,162,976
     Bristol-Myers Squibb                        1,731,500         42,993,145
   * Merck                                       1,063,600         47,340,836
   * Pfizer                                      1,452,685         39,934,311
     Wyeth                                         866,000         41,810,480
                                                                _____________

                                                                  255,008,590
                                                                _____________
Industrials - 5.92%
     Donnelley (R.R.) & Sons                     1,245,000         43,911,150
     Waste Management                            1,118,200         40,937,302
                                                                _____________

                                                                   84,848,452
                                                                _____________
Information Technology - 12.88%
     Hewlett-Packard                             1,240,900         48,965,914
     Intel                                       2,158,900         46,092,515
     International Business
          Machines                                 497,200         45,702,624
   + Xerox                                       2,651,700         43,753,050
                                                                _____________

                                                                  184,514,103
                                                                _____________
Materials - 3.00%
   * duPont (E.I.) deNemours                       916,600         43,016,038
                                                                _____________

                                                                   43,016,038
                                                                _____________
Telecommunications - 5.63%
     AT&T                                        1,249,100         42,356,981
     Verizon Communications                      1,097,400         38,343,156
                                                                _____________

                                                                   80,700,137
                                                                _____________

Utilities - 3.22%
   * Progress Energy                               965,200         46,107,604
                                                                _____________

                                                                   46,107,604
                                                                _____________
Total Common Stock
     (cost $1,180,607,944)                                      1,415,608,220
                                                                _____________

                                                 Principal
                                                   Amount
________________________________________________________________________________

 Repurchase Agreements - 1.02%
________________________________________________________________________________

     With BNP Paribas 5.26%
          12/1/06 (dated 11/30/06,
          to be repurchased at
          $6,477,946, collateralized
          by $6,656,000 U.S.
          Treasury Notes 2.75% due
          8/15/07, market value
          $6,610,971)                           $6,477,000          6,477,000
     With Cantor Fitzgerald 5.26%
          12/1/06 (dated 11/30/06,
          to be repurchased at
          $3,950,577, collateralized
          by $3,203,000 U.S.
          Treasury Bills due
          12/28/06, market value
          $3,191,178 and $822,000
          U.S. Treasury Notes 6.25%
          due 2/15/07, market value
          $838,917)                              3,950,000          3,950,000
     With UBS Warburg 5.26%
          12/1/06 (dated 11/30/06,
          to be repurchased at
          $4,270,624, collateralized
          by $4,463,000 U.S.
          Treasury Bills due 5/24/07,
          market value $4,358,469)               4,270,000          4,270,000
                                                                _____________
Total Repurchase Agreements
     (cost $14,697,000)                                            14,697,000
                                                                _____________
Total Market Value of Securities Before
     Securities Lending Collateral - 99.84%
     (cost $1,195,304,944)                                      1,430,305,220
                                                                _____________

                                                Principal           Market
                                                 Amount              Value
________________________________________________________________________________

 Securities Lending Collateral ** - 2.93%
________________________________________________________________________________

 Short-Term Investments - 2.93%
 Fixed Rate Notes - 0.30%
     Citigroup Global Markets
          5.32% 12/1/06                         $2,559,079     $    2,559,079
     Credit Suisse First Boston
          5.29% 12/13/06                         1,777,338          1,777,338
                                                                   __________

                                                                    4,336,417
                                                                   __________
~ Variable Rate Notes - 2.63%
     American Honda Finance
          5.32% 2/21/07                          1,142,575          1,142,575
     ANZ National 5.32% 12/31/07                   253,906            253,906
     Australia New Zealand
          5.32% 12/31/07                         1,269,527          1,269,527
     Bank of America
          5.32% 2/23/07                          1,650,386          1,650,386
     Bank of New York
          5.31% 12/31/07                         1,015,622          1,015,622
     Barclays New York
          5.31% 5/18/07                          1,650,386          1,650,386
     Bayerische Landesbank
          5.37% 12/31/07                         1,269,527          1,269,527
     Bear Stearns 5.38% 5/31/07                  1,523,433          1,523,433
     BNP Paribas 5.35% 12/31/07                  1,269,527          1,269,527
     Canadian Imperial Bank
          5.30% 12/31/07                           634,764            634,764
     CDC Financial Products
          5.36% 1/2/07                           1,650,385          1,650,385
     Citigroup Global Markets
          5.38% 12/7/06                          1,650,385          1,650,385
     Commonwealth Bank
          5.32% 12/31/07                         1,269,527          1,269,527
     Deutsche Bank London
          5.34% 2/23/07                          1,523,433          1,523,433
     Dexia Bank 5.33% 9/28/07                    1,777,277          1,776,990
     Goldman Sachs
          5.45% 11/30/07                         1,650,385          1,650,385
     Marshall & Ilsley Bank
          5.30% 12/31/07                         1,396,480          1,396,480
     Merrill Lynch Mortgage
     Capital 5.41% 1/8/07                        1,650,385          1,650,385
     Morgan Stanley
          5.49% 12/31/07                         1,650,385          1,650,385
     National Australia Bank
          5.29% 3/7/07                           1,574,214          1,574,214
     National City Bank
          5.32% 3/2/07                           1,523,568          1,523,710
     National Rural Utilities
          5.31% 12/31/07                         2,005,853          2,005,853
     Nordea Bank New York
          5.31% 5/16/07                            634,762            634,748
     Nordea Bank Norge
          5.33% 12/31/07                         1,269,527          1,269,527
     Royal Bank of Scotland
          5.31% 12/31/07                         1,269,527          1,269,527
     Societe Generale
          5.29% 12/31/07                           634,764            634,764
     Toronto Dominion
          5.32% 5/29/07                          1,523,433          1,523,433
     Wells Fargo 5.33% 12/31/07                  1,269,527          1,269,527
                                                               ______________

                                                                   37,603,311
                                                               ______________
Total Securities Lending Collateral
     (cost $41,939,728)                                            41,939,728
                                                               ______________

Total Market Value of Securities - 102.77%
     (cost $1,237,244,672)                                      1,472,244,948 !

Obligation to Return Securities Lending
     Collateral ** - (2.93%)                                      (41,939,728)

Receivables and Other Assets Net
     of Liabilities - 0.16%                                         2,276,288
                                                               ______________

Net Assets Applicable to 68,005,863
     Shares Outstanding - 100.00%                              $1,432,581,508
                                                               ______________

Net Asset Value - Delaware Large Cap Value Fund
     Class A ($1,246,543,650 / 59,143,773 Shares)                      $21.08
                                                                       ______

Net Asset Value - Delaware Large Cap Value Fund
     Class B ($102,322,401 / 4,889,255 Shares)                         $20.93
                                                                       ______

Net Asset Value - Delaware Large Cap Value Fund
     Class C ($36,709,013 / 1,742,366 Shares)                          $21.07
                                                                       ______

Net Asset Value - Delaware Large Cap Value Fund
     Class R ($1,165,969 / 55,375 Shares)                              $21.06
                                                                       ______

Net Asset Value - Delaware Large Cap Value Fund
     Institutional Class ($45,840,475 / 2,175,094 Shares)              $21.08
                                                                       ______

Components of Net Assets at November 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                        $1,150,965,961
Undistributed net investment income                                13,072,793
Accumulated net realized gain on investments                       33,542,478
Net unrealized appreciation of investments                        235,000,276
                                                               ______________

Total net assets                                               $1,432,581,508
                                                               ______________


 + Non-income producing security for the year ended November 30, 2006.

 ~ Variable rate security. The interest rate shown is the rate as of November
   30, 2006.

 * Fully or partially on loan.

** See Note 8 in "Notes to Financial Statements."

 ! Includes $41,273,569 of securities loaned.


                                                               (continues)     9

Statement of net assets

Delaware Large Cap Value Fund

________________________________________________________________________________


________________________________________________________________________________

Net Asset Value and Offering Price per Share -
     Delaware Large Cap Value Fund

Net asset value Class A (A)                                               $21.08
Sales charge (5.75% of offering price) (B)                                  1.29
                                                                          ______

Offering price                                                            $22.37
                                                                          ______


(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes

Statement of operations


Delaware Large Cap Value Fund

Year Ended November 30, 2006


Investment Income:

     Dividends                                                                $37,099,436
     Interest                                                                     660,849
     Securities lending income                                                     74,731    $ 37,835,016
                                                                              ___________    ____________


Expenses:

     Management fees                                                            8,262,336
     Distribution expenses - Class A                                            3,219,992
     Distribution expenses - Class B                                            1,152,096
     Distribution expenses - Class C                                              348,581
     Distribution expenses - Class R                                                7,812
     Dividend disbursing and transfer agent fees and expenses                   2,620,596
     Accounting and administration expenses                                       546,352
     Trustees' fees and benefits                                                  173,182
     Reports and statements to shareholders                                       153,202
     Legal fees                                                                   142,274
     Registration fees                                                             93,675
     Trustees expenses                                                             78,068
     Audit and tax                                                                 66,280
     Consulting fees                                                               41,942
     Custodian fees                                                                34,897
     Insurance fees                                                                32,353
     Taxes (other than taxes on income)                                            22,172
     Dues and services                                                             10,067
     Pricing fees                                                                   2,676      17,008,553
                                                                              ___________

     Less waived distribution expenses - Class R                                                   (1,302)
     Less expense paid indirectly                                                                  (6,589)
                                                                                             ____________

     Total operating expenses                                                                  17,000,662
                                                                                             ____________

Net Investment Income                                                                          20,834,354
                                                                                             ____________


Net Realized and Unrealized Gain on Investments:

     Net realized gain on investments                                                          65,994,031
     Net change in unrealized appreciation/depreciation of investments                        164,961,782
                                                                                             ____________

Net Realized and Unrealized Gain on Investments                                               230,955,813
                                                                                             ____________

Net Increase in Net Assets Resulting from Operations                                         $251,790,167
                                                                                             ____________


See accompanying notes


Statements of changes in net assets


Delaware Large Cap Value Fund




                                                                                                         Year Ended
                                                                                               11/30/06            11/30/05
Increase (Decrease) in Net Assets from Operations:

     Net investment income                                                                   $ 20,834,354        $ 20,158,817
     Net realized gain on investments and foreign currencies                                   65,994,031          204,724,799
     Net change in unrealized appreciation/depreciation of investments                        164,961,782         (131,514,802)
                                                                                           ______________       ______________

     Net increase in net assets resulting from operations                                     251,790,167           93,368,814
                                                                                           ______________       ______________

Dividends and Distributions to Shareholders from:

     Net investment income:
          Class A                                                                             (19,859,095)         (12,957,246)
          Class B                                                                              (1,186,676)            (623,394)
          Class C                                                                                (335,762)            (146,744)
          Class R                                                                                 (17,100)              (8,599)
          Institutional Class                                                                    (842,153)            (578,746)

     Net realized gain on investments:
          Class A                                                                             (73,336,165)          (1,079,756)
          Class B                                                                              (8,144,250)            (146,439)
          Class C                                                                              (2,246,101)             (34,851)
          Class R                                                                                 (66,060)              (1,113)
          Institutional Class                                                                  (2,740,977)             (39,263)
                                                                                           ______________       ______________

                                                                                             (108,774,339)         (15,616,151)
                                                                                           ______________       ______________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                              65,874,511           51,101,762
          Class B                                                                               5,439,751            6,405,453
          Class C                                                                               4,819,232            4,855,770
          Class R                                                                                 676,135              248,793
          Institutional Class                                                                   6,843,356            7,295,919

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                              85,308,305           12,399,266
          Class B                                                                               8,619,793              689,716
          Class C                                                                               2,472,357              170,998
          Class R                                                                                  83,160                9,702
          Institutional Class                                                                   3,583,070              618,030
                                                                                           ______________       ______________

                                                                                              183,719,670           83,795,409
                                                                                           ______________       ______________

     Cost of shares repurchased:
          Class A                                                                            (206,560,918)        (204,123,054)
          Class B                                                                             (58,142,068)         (63,861,325)
          Class C                                                                             (10,340,307)         (13,338,432)
          Class R                                                                                (816,466)            (476,613)
          Institutional Class                                                                 (13,724,234)         (47,816,912)
                                                                                           ______________       ______________

                                                                                             (289,583,993)        (329,616,336)
                                                                                           ______________       ______________

Decrease in net assets derived from capital share transactions                               (105,864,323)        (245,820,927)
                                                                                           ______________       ______________

Net Increase (Decrease) in Net Assets                                                          37,151,505         (168,068,264)


Net Assets:

     Beginning of year                                                                      1,395,430,003        1,563,498,267
                                                                                           ______________       ______________
     End of year (including undistributed net investment income of
          $13,072,793 and $13,245,379, respectively)                                       $1,432,581,508       $1,395,430,003
                                                                                           ______________       ______________


See accompanying notes


Financial highlights


Delaware Large Cap Value Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                           Year Ended
                                                               ____________________________________________________________________

                                                               11/30/06       11/30/05       11/30/04       11/30/03      11/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $19.010        $18.030        $16.240        $14.320       $16.730


Income (loss) from investment operations:

Net investment income (1)                                         0.305          0.271          0.204          0.205         0.170
Net realized and unrealized gain (loss)
   on investments and foreign currencies                          3.279          0.917          1.802          1.835        (2.381)
                                                                _______        _______        _______        _______       _______

Total from investment operations                                  3.584          1.188          2.006          2.040        (2.211)
                                                                _______        _______        _______        _______       _______


Less dividends and distributions from:

Net investment income                                            (0.324)        (0.192)        (0.216)        (0.120)       (0.199)
Net realized gain on investments                                 (1.190)        (0.016)             -              -             -
                                                                _______        _______        _______        _______       _______

Total dividends and distributions                                (1.514)        (0.208)        (0.216)        (0.120)       (0.199)
                                                                _______        _______        _______        _______       _______


Net asset value, end of period                                  $21.080        $19.010        $18.030        $16.240       $14.320
                                                                _______        _______        _______        _______       _______


Total return (2)                                                 20.28%          6.62%         12.44%         14.34%       (13.34%)


Ratios and supplemental data:

Net assets, end of period (000 omitted)                      $1,246,544     $1,177,317     $1,253,876       $895,108      $870,132
Ratio of expenses to average net assets                           1.17%          1.15%          1.15%          1.20%         1.11%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       1.17%          1.15%          1.16%          1.20%         1.11%
Ratio of net investment income to average net assets              1.60%          1.47%          1.18%          1.40%         1.10%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly       1.60%          1.47%          1.17%          1.40%         1.10%
Portfolio turnover                                                  16%           114%            70%            77%           99%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes



                                                              (continues)     13

Financial highlights


Delaware Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                           Year Ended
                                                               ____________________________________________________________________

                                                               11/30/06       11/30/05       11/30/04       11/30/03      11/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $18.880        $17.910        $16.150        $14.240       $16.630


Income (loss) from investment operations:

Net investment income (1)                                         0.168          0.137          0.077          0.096         0.054
Net realized and unrealized gain (loss)
   on investments and foreign currencies                          3.252          0.912          1.789          1.821        (2.364)
                                                                _______        _______        _______        _______       _______

Total from investment operations                                  3.420          1.049          1.866          1.917        (2.310)
                                                                _______        _______        _______        _______       _______


Less dividends and distributions from:

Net investment income                                            (0.180)        (0.063)        (0.106)        (0.007)       (0.080)
Net realized gain on investments                                 (1.190)        (0.016)             -              -             -
                                                                _______        _______        _______        _______       _______

Total dividends and distributions                                (1.370)        (0.079)        (0.106)        (0.007)       (0.080)
                                                                _______        _______        _______        _______       _______


Net asset value, end of period                                  $20.930        $18.880        $17.910        $16.150       $14.240
                                                                _______        _______        _______        _______       _______


Total return (2)                                                 19.39%          5.87%         11.60%         13.47%       (13.96%)


Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $102,322       $136,050       $184,203        $74,019       $75,707
Ratio of expenses to average net assets                           1.90%          1.88%          1.89%          1.94%         1.86%
Ratio of net investment income to average net assets              0.87%          0.74%          0.44%          0.66%         0.35%
Portfolio turnover                                                  16%           114%            70%            77%           99%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes


Delaware Large Cap Value Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                           Year Ended
                                                               ____________________________________________________________________

                                                               11/30/06       11/30/05       11/30/04       11/30/03      11/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $19.000        $18.020        $16.250        $14.320       $16.730


Income (loss) from investment operations:

Net investment income (1)                                         0.166          0.136          0.076          0.095         0.054
Net realized and unrealized gain (loss)
   on investments and foreign currencies                          3.274          0.923          1.800          1.842        (2.384)
                                                                _______        _______        _______        _______       _______

Total from investment operations                                  3.440          1.059          1.876          1.937        (2.330)
                                                                _______        _______        _______        _______       _______


Less dividends and distributions from:

Net investment income                                            (0.180)        (0.063)        (0.106)        (0.007)       (0.080)
Net realized gain on investments                                 (1.190)        (0.016)             -              -             -
                                                                _______        _______        _______        _______       _______

Total dividends and distributions                                (1.370)        (0.079)        (0.106)        (0.007)       (0.080)
                                                                _______        _______        _______        _______       _______


Net asset value, end of period                                  $21.070        $19.000        $18.020        $16.250       $14.320
                                                                _______        _______        _______        _______       _______


Total return (2)                                                 19.38%          5.89%         11.59%         13.53%       (14.00%)


Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $36,709        $36,148        $42,371        $13,764       $11,098
Ratio of expenses to average net assets                           1.90%          1.88%          1.89%          1.94%         1.86%
Ratio of net investment income to average net assets              0.87%          0.74%          0.44%          0.66%         0.35%
Portfolio turnover                                                  16%           114%            70%            77%           99%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes



                                                              (continues)     15

Financial highlights


Delaware Large Cap Value Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                            Year Ended                 6/02/03 (1)
                                                                              ______________________________________       to

                                                                              11/30/06       11/30/05       11/30/04    11/30/03
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                           $19.000        $18.010        $16.230     $15.150


Income from investment operations:

Net investment income (2)                                                        0.262          0.216          0.145       0.072
Net realized and unrealized gain on investments and foreign currencies           3.275          0.915          1.809       1.063
                                                                               _______        _______        _______     _______

Total from investment operations                                                 3.537          1.131          1.954       1.135
                                                                               _______        _______        _______     _______


Less dividends and distributions from:

Net investment income                                                           (0.287)        (0.125)        (0.174)     (0.055)
Net realized gain on investments                                                (1.190)        (0.016)             -           -
                                                                               _______        _______        _______     _______

Total dividends and distributions                                               (1.477)        (0.141)        (0.174)     (0.055)
                                                                               _______        _______        _______     _______


Net asset value, end of period                                                 $21.060        $19.000        $18.010     $16.230
                                                                               _______        _______        _______     _______


Total return (3)                                                                20.00%          6.30%         12.11%       7.51%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $1,166         $1,078         $1,234        $654
Ratio of expenses to average net assets                                          1.40%          1.45%          1.49%       1.54%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly                      1.50%          1.48%          1.49%       1.54%
Ratio of net investment income to average net assets                             1.37%          1.17%          0.84%       0.91%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly                      1.27%          1.14%          0.84%       0.91%
Portfolio turnover                                                                 16%           114%            70%         77% (4)
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) The portfolio turnover is representative for the entire fund for the year ended November 30, 2003.


See accompanying notes


Delaware Large Cap Value Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                           Year Ended
                                                               ____________________________________________________________________

                                                               11/30/06       11/30/05       11/30/04       11/30/03      11/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $19.010        $18.030        $16.240        $14.320       $16.730


Income (loss) from investment operations:

Net investment income (1)                                         0.357          0.321          0.248          0.242         0.209
Net realized and unrealized gain (loss)
   on investments and foreign currencies                          3.279          0.912          1.805          1.835        (2.380)
                                                                _______        _______        _______        _______       _______

Total from investment operations                                  3.636          1.233          2.053          2.077        (2.171)
                                                                _______        _______        _______        _______       _______


Less dividends and distributions from:

Net investment income                                            (0.376)        (0.237)        (0.263)        (0.157)       (0.239)
Net realized gain on investments                                 (1.190)        (0.016)             -              -             -
                                                                _______        _______        _______        _______       _______

Total dividends and distributions                                (1.566)        (0.253)        (0.263)        (0.157)       (0.239)
                                                                _______        _______        _______        _______       _______


Net asset value, end of period                                  $21.080        $19.010        $18.030        $16.240       $14.320
                                                                _______        _______        _______        _______       _______


Total return (2)                                                 20.61%          6.88%         12.75%         14.64%       (13.11%)


Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $45,841        $44,837        $81,814        $45,191       $32,928
Ratio of expenses to average net assets                           0.90%          0.88%          0.89%          0.94%         0.86%
Ratio of net investment income to average net assets              1.87%          1.74%          1.44%          1.66%         1.35%
Portfolio turnover                                                  16%           114%            70%            77%           99%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.


See accompanying notes


Notes to financial statements


Delaware Large Cap Value Fund

November 30, 2006


Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and related notes pertain to the Delaware Large Cap Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial adviser a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $14,927 for the year ended November 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by the Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and 0.30% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rate described above. DDLP has contracted to limit distribution and service fees through March 31, 2007 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At November 30, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                               $708,635
Dividend disbursing, transfer agent, accounting
   and administration fees and other expenses
   payable to DSC                                                       262,855
Distribution fees payable to DDLP                                       397,273
Other expenses payable to DMC and affiliates *                           35,369

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates' employees. For the year ended November 30, 2006, the Fund was charged $63,776 for internal legal and tax services provided by DMC and/or its affiliates' employees.

For the year ended November 30, 2006, DDLP earned $72,428 for commissions on sales of the Fund's Class A shares. For the year ended November 30, 2006, DDLP received gross contingent deferred sales charge commissions of $71, $113,443 and $2,547 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees' Fees and benefits include expenses accrued by the Fund for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund is $173,183. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended November 30, 2006, the Fund made purchases of $211,882,077 and sales of $413,487,300 of investment securities other than short-term investments.

At November 30, 2006, the cost of investments for federal income tax purposes was $1,239,610,117. At November 30, 2006, net unrealized appreciation was $232,634,831, of which $234,387,109 related to unrealized appreciation of investments and $1,752,278 related to unrealized depreciation of investments.


                                                              (continues)     19

Notes to financial statements


Delaware Large Cap Value Fund


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2006 and 2005 was as follows:

                                                     Year Ended
                                              11/30/06        11/30/05
Ordinary Income                             $ 21,006,940    $14,314,729
Long-term capital gain                        87,767,399      1,301,422
                                            ____________    ___________

Total                                       $108,774,339    $15,616,151
                                            ____________    ___________

5. Components of Net Assets on a Tax Basis

As of November 30, 2006, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                            $1,150,965,961
Undistributed ordinary income                                20,505,033
Undistributed long-term capital gains                        43,438,799
* Capital loss carryforwards                                (14,963,116)
Unrealized appreciation of investments                      232,634,831
                                                         ______________

Net assets                                               $1,432,581,508
                                                         ______________

* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund in 2004.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2006, the Fund recorded the following permanent reclassifications.

Undistributed net investment income                         $ 1,233,846
Accumulated net realized gain                                (1,233,846)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $14,104,310 was utilized in 2006. Capital loss carryforwards remaining at November 30, 2006 will expire as follows: $7,971,824 expires in 2009 and $6,991,292 expires in 2010.

6. Capital Shares

Transactions in capital shares were as follows:

                                                     Year Ended
                                                11/30/06       11/30/05
Shares sold:
     Class A                                   3,408,228      2,755,413
     Class B                                     285,406        349,639
     Class C                                     248,715        263,187
     Class R                                      35,902         13,486
     Institutional Class                         351,204        396,129

Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                   4,742,047        669,440
     Class B                                     483,517         37,467
     Class C                                     137,792          9,230
     Class R                                       4,630            524
     Institutional Class                         199,069         33,389
                                               _________      _________

                                               9,896,510      4,527,904
                                               _________      _________

Shares repurchased:
     Class A                                 (10,939,123)   (11,031,811)
     Class B                                  (3,086,596)    (3,463,042)
     Class C                                    (547,163)      (720,168)
     Class R                                     (41,886)       (25,807)
     Institutional Class                        (733,900)    (2,609,454)
                                             ___________    ___________

                                             (15,348,668)   (17,850,282)
                                             ___________    ___________

Net decrease                                  (5,452,158)   (13,322,378)
                                             ___________    ___________

For the years ended November 30, 2006 and 2005, 1,429,287 Class B shares were converted to 1,418,730 Class A shares valued at $26,919,220 and 1,213,157 Class B shares were converted to 1,204,855 Class A shares valued at $22,483,395, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R)
Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of November 30, 2006, or at any time during the year.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At November 30, 2006, the market value of the securities on loan was $41,273,569, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. Credit and Market Risk

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

11. Tax Information (Unaudited)

The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended November 30, 2006, the Fund designates dividends and distributions paid during the year as follows:

    (A)                   (B)
 Long-Term             Ordinary
Capital Gain            Income                Total                (C)
Distributions       Distributions *       Distributions        Qualifying
 (Tax Basis)          (Tax Basis)          (Tax Basis)        Dividends (1)
_____________       _______________       _____________       _____________

     81%                  19%                  100%                100%

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of ordinary income distributions of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

  * For the fiscal year ended November 30, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $21,006,940 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

For the fiscal year ended November 30, 2006, certain interest income paid by the Fund, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended November 30, 2006, the Fund has designated maximum distributions of Qualified Interest Income of $412,659.

Report of independent
registered public accounting firm


To the Shareholders and Board of Trustees
Delaware Group Equity Funds II - Delaware Large Cap Value Fund

We have audited the accompanying statement of net assets of Delaware Large Cap Value Fund (one of the series constituting Delaware Group Equity Funds II) (the "Fund") as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Large Cap Value Fund of Delaware Group Equity Funds II at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                           /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
January 16, 2007

Board of trustees/directors
and officers addendum


Delaware Investments(R) Family of Funds


A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
     Name,                                                                                      Complex Overseen    Directorships
    Address,             Position(s)           Length of             Principal Occupation(s)       by Trustee          Held by
 and Birth Date       Held with Fund(s)       Time Served              During Past 5 Years         or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________

Interested Trustees
____________________________________________________________________________________________________________________________________

 Patrick P. Coyne (1)     Chairman,      Chairman and Trustee      Patrick P. Coyne has served in      83                None
2005 Market Street        President,     since August 16, 2006      various executive capacities
 Philadelphia, PA      Chief Executive                                  at different times at
      19103             Officer, and          President and           Delaware Investments. (2)
                           Trustee       Chief Executive Officer
  April 14, 1963                          since August 1, 2006
____________________________________________________________________________________________________________________________________

Independent Trustees
____________________________________________________________________________________________________________________________________

Thomas L. Bennett          Trustee               Since                Private Investor -               83                None
2005 Market Street                             March 2005            (March 2004-Present)
 Philadelphia, PA
      19103                                                          Investment Manager -
                                                                     Morgan Stanley & Co.
 October 4, 1947                                                  (January 1984-March 2004)
____________________________________________________________________________________________________________________________________

   John A. Fry             Trustee               Since                    President -                  83              Director -
2005 Market Street                            January 2001        Franklin & Marshall College                      Community Health
 Philadelphia, PA                                                    (June 2002-Present)                                Systems
      19103
                                                                   Executive Vice President -                          Director -
   May 28, 1960                                                   University of Pennsylvania                         Allied Barton
                                                                    (April 1995-June 2002)                         Security Holdings
____________________________________________________________________________________________________________________________________

 Anthony D. Knerr          Trustee               Since           Founder and Managing Director -       83                None
2005 Market Street                             April 1990          Anthony Knerr & Associates
 Philadelphia, PA                                                    (Strategic Consulting)
      19103                                                              (1990-Present)

 December 7, 1938
____________________________________________________________________________________________________________________________________

Lucinda S. Landreth        Trustee               Since            Chief Investment Officer -           83                None
2005 Market Street                            March 2005                Assurant, Inc.
 Philadelphia, PA                                                        (Insurance)
      19103                                                              (2002-2004)

   June 24, 1947
____________________________________________________________________________________________________________________________________

   Ann R. Leven            Trustee               Since                   Consultant -                  83            Director and
2005 Market Street                           September 1989             ARL Associates                             Audit Committee
 Philadelphia, PA                                                       (1983-Present)                            Chairperson - Andy
      19103                                                                                                       Warhol Foundation

 November 1, 1940                                                                                                 Director and Audit
                                                                                                                  Committee Member -
                                                                                                                     Systemax, Inc.
____________________________________________________________________________________________________________________________________

                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
     Name,                                                                                      Complex Overseen    Directorships
    Address,             Position(s)           Length of             Principal Occupation(s)       by Trustee          Held by
 and Birth Date       Held with Fund(s)       Time Served              During Past 5 Years         or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________

Independent Trustees (continued)
____________________________________________________________________________________________________________________________________

Thomas F. Madison          Trustee               Since                 President and Chief             83             Director -
2005 Market Street                              May 1999               Executive Officer -                          Banner Health
 Philadelphia, PA                                                      MLM Partners, Inc.
      19103                                                        (Small Business Investing                          Director -
                                                                         and Consulting)                          CenterPoint Energy
February 25, 1936                                                    (January 1993-Present)
                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River, Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.
____________________________________________________________________________________________________________________________________

 Janet L. Yeomans          Trustee               Since                    Vice President               83                None
2005 Market Street                             April 1999             (January 2003-Present)
 Philadelphia, PA                                                         and Treasurer
      19103                                                           (January 2006-Present)
                                                                          3M Corporation
  July 31, 1948

                                                                       Ms. Yeomans has held
                                                                   various management positions
                                                                   at 3M Corporation since 1983.
____________________________________________________________________________________________________________________________________

J. Richard Zecher          Trustee               Since                        Founder -                83         Director and Audit
2005 Market Street                             March 2005               Investor Analytics                        Committee Member -
 Philadelphia, PA                                                        (Risk Management)                        Investor Analytics
      19103                                                             (May 1999-Present)
                                                                                                                  Director and Audit
  July 3, 1940                                                                Founder -                           Committee Member -
                                                                      Sutton Asset Management                        Oxigene, Inc.
                                                                           (Hedge Fund)
                                                                      (September 1998-Present)
____________________________________________________________________________________________________________________________________

Officers
____________________________________________________________________________________________________________________________________

 David F. Connor        Vice President,    Vice President since    David F. Connor has served as       83                None (3)
2005 Market Street      Deputy General      September 21, 2000       Vice President and Deputy
 Philadelphia, PA   Counsel, and Secretary     and Secretary             General Counsel of
      19103                                       since                 Delaware Investments
                                              October 2005                   since 2000.
 December 2, 1963
____________________________________________________________________________________________________________________________________

David P. O'Connor         Senior Vice     Senior Vice President,  David P. O'Connor has served in      83                None (3)
2005 Market Street        President,       General Counsel, and     various executive and legal
 Philadelphia, PA      General Counsel,    Chief Legal Officer     capacities at different times
      19103                and Chief              since               at Delaware Investments.
                         Legal Officer        October 2005
February 21, 1966
____________________________________________________________________________________________________________________________________

 John J. O'Connor    Senior Vice President      Treasurer          John J. O'Connor has served in      83                None (3)
2005 Market Street       and Treasurer            since             various executive capacities
 Philadelphia, PA                             February 2005             at different times at
      19103                                                            Delaware Investments.

  June 16, 1957
____________________________________________________________________________________________________________________________________

  Richard Salus              Senior         Chief Financial        Richard Salus has served in         83                None (3)
2005 Market Street      Vice President       Officer since         various executive capacities
 Philadelphia, PA            and            November 1, 2006           at different times at
      19103             Chief Financial                               Delaware Investments.
                            Officer
October 4, 1963
____________________________________________________________________________________________________________________________________

(1) Patrick P. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') investment advisor.

(2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s')
    investment advisor, principal underwriter, and its transfer agent.

(3) David F. Connor, David P. O'Connor, John J. O'Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
    John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization


This annual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of trustees


Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Consultant
ARL Associates,
New York, NY

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers


David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information


Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com


Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800
SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware
  Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE INVESTMENTS LOGO]










(1174)                                                        Printed in the USA
AR-001 [11/06] CGI 1/07                                     MF-06-11-019 PO11485

Annual Report                                     Delaware
                                                  Value Fund

                                                  November 30, 2006










                                                  Value equity mutual fund






[DELAWARE INVESTMENTS LOGO]                       [LOGO] POWERED BY RESEARCH(R)

Table of contents


> Portfolio management review .................................................1

> Performance summary  ........................................................4

> Disclosure of Fund expenses .................................................6

> Sector allocation and top 10 holdings .......................................7

> Statement of net assets .....................................................8

> Statement of operations ....................................................10

> Statements of changes in net assets ........................................11

> Financial highlights .......................................................12

> Notes to financial statements ..............................................17

> Report of independent registered public accounting firm ....................21

> Board of trustees/directors and officers addendum ..........................22

> About the organization .....................................................24












    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2007 Delaware Distributors, L.P.

Portfolio management review


Delaware Value Fund

November 30, 2006


The managers of Delaware Value Fund provided the answers to the questions below as a review of the Fund's activities for the fiscal year that ended November 30, 2006. Please see page 2 to learn more about the portfolio managers.

Q: What kind of economic and stock market environment did you encounter during the year ended November 30, 2006?

A: Overall, the equity market performed well and turned in higher returns than we had anticipated for the period, despite a slowdown in the U.S. economy and a variety of other challenges during the past year.

For much of the first half of the reporting period, stocks faced headwinds on a number of fronts. Interest rates and energy costs continued to rise, which put downward pressure on corporate earnings and consumer spending. Stronger-than-expected inflation reports in the spring made it more likely that the U.S. Federal Reserve Board (Fed) would continue to raise short-term interest rates. It did just that at each of its 2006 policy meetings through June. The threat of higher inflation and interest rates were negative influences on equity prices, which declined rather sharply in May and June 2006.

By July, however, conditions improved noticeably. Corporate earnings, though slowing, remained relatively solid, as did consumer spending in the face of a weakening housing market. In addition, oil prices began declining sharply from their historical highs, and the Fed finally decided not to raise interest rates at its August meeting and through the end of the period. Against this backdrop, equities performed well, with high-quality large-cap stocks leading the way after trailing their smaller counterparts for several years.

Q: How did Delaware Value Fund perform during the fiscal year?

A: Delaware Value Fund returned +20.48% with all distributions reinvested (Class A shares at net asset value) and +13.59% with the sales charge included (Class A shares at maximum offer price) for the period. The Russell 1000 Value Index, our primary benchmark, also advanced 20.28%, while the Lipper Large-Cap Value Funds Average gained 16.17% over the same period. For the complete, annualized performance of Delaware Value Fund, please see the table on page 4.

The Fund was able to keep pace with its benchmark despite the strong market environment. Historically, our conservative, value-oriented investment approach has been best suited to stock market environments where performance is modestly positive, flat, or even negative. However, we have typically been at a disadvantage when the broad equity market has performed particularly well, as it did during portions of the reporting period.

Q: Given this backdrop during the year, what was your management approach?

A: Expecting a slowdown in the economy and a reduced rate of corporate earnings growth, we believed it was prudent to position the portfolio even more defensively than usual. As a result, we held overweightings versus our benchmark, the S&P 500 Index, in less economically sensitive sectors such as healthcare and consumer staples. The Fund was underweight relative to this index in more economically sensitive areas, such as consumer discretionary.

We regularly look to invest in undervalued companies with good businesses that we believe are priced well below their intrinsic value. During the most recent period, we focused on companies that we believed had particularly sound balance sheets, strong dividend yields, and the potential to continue generating relatively stable earnings, even in a weaker economy.

This approach led us to hold small positions in the energy and industrials sectors relative to the benchmark index, both of which tend to be relatively sensitive to economic changes. As the fiscal year progressed, however, we found an increasing number of opportunities among information technology stocks that we believed were attractively valued, and subsequently we added a new position in Intel. More information technology stocks were passing our strict screening process, as a number of companies established shareholder-friendly policies in the midst of successful turnarounds.

The views expressed are current as of the date of this report and are subject to change.


                                                               (continues)     1

Portfolio management review


Delaware Value Fund


We continued to hold a large position in the inherently defensive healthcare sector. In our view, many healthcare stocks were offering attractive valuations relative to their historical levels, and compared to the broad stock market. We identified a number of companies in this group that provided what we believed were attractive dividends and balance sheets.

We certainly are aware of the challenges faced by pharmaceutical stocks - such as upcoming patent expirations on key drugs and the risk that legislation could dampen drug company profits. However, we also believed that positive factors such as improving drug pipelines and recent cost-cutting may outweigh these negatives in many cases.

Q: What investments most helped and hurt the Fund's results?

A: Several consumer discretionary stocks generated strong gains during the fiscal period. Toy manufacturer Mattel benefited from the success of key brands and better supply chain management, as well as from lower energy prices, which resulted in reduced production costs for the company. Limited Brands performed well, in part on a turnaround in its apparel businesses, as well as from its personal care segment, Bath and Body Works. In healthcare, the Fund gained from its holding in Merck. The pharmaceutical company's stock recovered from a low, as investors' concerns about legal liability surrounding its Vioxx pain medication abated.

Our holdings in the financials sector were often among our weakest performers. For example, one stock that trailed the performance of the broad equity market was bank company Huntington Bancshares. As with other banks, Huntington encountered difficulty as the company's earnings suffered from less profitable lending activities, caused by a challenging interest rate environment. Insurance company Hartford Financial Services Group also underperformed relative to the overall stock market, hindered by increased competition and a slowdown in the growth of auto insurance premiums, among other factors.

Q: How was the Fund positioned at the end of the period?

A: The portfolio remained defensively positioned at the end of the period. Yet, as demonstrated by our purchase of Intel during the period, we're committed to finding companies (including those in less defensive areas) that we believe are under-priced relative to their intrinsic values and that offer attractive value for our shareholders. This contrarian focus is a cornerstone of our investment philosophy. In short, we have not hesitated to take advantage of periodic opportunities to buy what we feel are favorable investments at attractive prices. At the same time, our approach remained cautious.

Fund managers

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager,
Team Leader - Large-Cap Value Focus Equity

Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy. Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in 1994, Mr. Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Mr. Nutt earned his bachelor's degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving
Vice President, Senior Portfolio Manager

Mr. Irving joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm's Large-Cap Value Focus strategy. Previously, he worked for the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers for six years, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor's degree in American studies and earned a special diploma in social studies at Oxford University in England. He competed for the United States National Rowing Team, winning a gold medal at the 1997 World Rowing Championships in Aiguebelette, France.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager

Mr. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy. Previously, Mr. Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University, receiving a bachelor's degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager

Mr. Vogel joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm's Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team.

He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor's and master's degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager

Mr. Lalvani is a portfolio manager with the firm's Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor's degree in finance from Penn State University and is a member of the CFA Society of Philadelphia.

Nashira S. Wynn
Vice President, Portfolio Manager

Ms. Wynn is a portfolio manager with the firm's Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers. Ms. Wynn earned a bachelor's degree in finance, with a minor in economics, from The College of New Jersey, and she attended England's Oxford University as a presidential scholar. Ms. Wynn is also a CFA Level I candidate.

Performance summary


Delaware Value Fund


The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Value Fund prospectus contains this and other important information about the Fund. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Instances of high double-digit returns are highly unusual and cannot be sustained and were achieved primarily during favorable market conditions.

Fund performance

Average annual total returns
Through November 30, 2006                        1 year     5 years    Lifetime
________________________________________________________________________________

Class A (Est. 9-15-98)
Excluding sales charge                           +20.48%    +9.10%     +8.57%
Including sales charge                           +13.59%    +7.81%     +7.78%
________________________________________________________________________________

Class B (Est. 5-1-02)
Excluding sales charge                           +19.59%      NA       +8.58%
Including sales charge                           +15.59%      NA       +8.21%
________________________________________________________________________________

Class C (Est. 5-1-02)
Excluding sales charge                           +19.59%      NA       +8.51%
Including sales charge                           +18.59%      NA       +8.51%
________________________________________________________________________________


Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below.

Funds that invest in small and/or medium-sized company stocks typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such fee is currently subject to a contractual cap of 0.25% through March 31, 2007.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1% of average daily net assets.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1% of average daily net assets.

The average annual total returns for the one-year and lifetime (since September 1, 2005) period ended November 30, 2006 for the Delaware Value Fund Class R shares was 20.39% and 16.84%, respectively. Class R shares were first made available on September 1, 2005 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through March 31, 2007.

The average annual total returns for the 1-year, 5-year, and lifetime (since September 15, 1998) periods ended November 30, 2006 for Delaware Value Fund Institutional Class shares were 20.85%, 9.35%, and 8.72%, respectively. Institutional Class shares were first made available on September 15, 1998 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes during the periods shown above and on the next page. Performance would have been lower had the expense limitation not been in effect.

The performance table above and the graph on the next page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fund basics


As of November 30, 2006
________________________________________________________________________________

Fund objective
________________________________________________________________________________

The Fund seeks long-term capital appreciation.

________________________________________________________________________________

Total Fund net assets
________________________________________________________________________________

$512 million

________________________________________________________________________________

Number of holdings
________________________________________________________________________________

34

________________________________________________________________________________

Fund start date
________________________________________________________________________________

September 15, 1998

________________________________________________________________________________

                                   Nasdaq symbols               CUSIPs
________________________________________________________________________________

Class A                            DDVAX                        24610C881
Class B                            DDVBX                        24610C873
Class C                            DDVCX                        24610C865
Class R                            DDVRX                        245907860
Institutional Class                DDVIX                        24610C857


Performance of a $10,000 Investment
September 15, 1998 (Fund's inception) through November 30, 2006


[PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]


Chart assumes $10,000 invested on September 15, 1998 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Returns plotted on the chart were as of the last day of each month shown.

Performance of other Fund classes will vary due to different charges and expenses.

Chart also assumes $10,000 invested in the Russell 1000 Value Index on September 15, 1998. The Russell 1000 Value Index generally measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the 1,000 largest U.S. companies based on market capitalization. The S&P 500 Index, mentioned as the managers' sector benchmark, is a composite of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Disclosure of Fund expenses


For the period June 1, 2006 to November 30, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2006 to November 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Value Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                       Beginning         Ending                      Paid During
                        Account          Account      Annualized       Period
                         Value            Value        Expense        6/1/06 to
                        6/1/06          11/30/06        Ratios        11/30/06 *
________________________________________________________________________________

Actual Fund Return

Class A                $1,000.00       $1,136.70         1.02%          $5.46
Class B                 1,000.00        1,133.10         1.77%           9.46
Class C                 1,000.00        1,132.10         1.77%           9.46
Class R                 1,000.00        1,137.30         1.27%           6.80
Institutional Class     1,000.00        1,138.30         0.77%           4.13
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                $1,000.00       $1,019.95         1.02%          $5.16
Class B                 1,000.00        1,016.19         1.77%           8.95
Class C                 1,000.00        1,016.19         1.77%           8.95
Class R                 1,000.00        1,018.70         1.27%           6.43
Institutional Class     1,000.00        1,021.21         0.77%           3.90
________________________________________________________________________________


* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings


Delaware Value Fund

As of November 30, 2006


Sector designations may be different than the sector designations presented in other Fund materials.

                                                                   Percentage
Sector                                                            of Net Assets
________________________________________________________________________________

Common Stock                                                          98.32%

Consumer Discretionary                                                 8.95%
Consumer Staples                                                      11.91%
Energy                                                                 6.17%
Financials                                                            23.72%
Health Care                                                           17.91%
Industrials                                                            5.88%
Information Technology                                                11.90%
Materials                                                              2.87%
Telecommunications                                                     6.04%
Utilities                                                              2.97%
________________________________________________________________________________

Repurchase Agreements                                                  3.50%
________________________________________________________________________________

Total Market Value of Securities                                     101.82%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (1.82%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                                                   Percentage
Top 10 Holdings                                                   of Net Assets
________________________________________________________________________________

ConocoPhillips                                                         3.11%
Chevron                                                                3.06%
Limited Brands                                                         3.05%
AT&T                                                                   3.04%
Aon                                                                    3.04%
Heinz (H.J.)                                                           3.01%
Merck & Co.                                                            3.00%
Intel                                                                  3.00%
Pfizer                                                                 2.99%
Baxter International                                                   2.99%
________________________________________________________________________________

Statement of net assets


Delaware Value Fund

November 30, 2006


                                                   Number of           Market
                                                    Shares             Value
________________________________________________________________________________

Common Stock - 98.32%
________________________________________________________________________________

Consumer Discretionary - 8.95%
     Gap                                             793,000       $ 14,844,960
   + Idearc                                           18,845            518,991
     Limited Brands                                  492,000         15,591,480
     Mattel                                          677,200         14,864,540
                                                                   ____________

                                                                     45,819,971
                                                                   ____________
Consumer Staples - 11.91%
     ConAgra Foods                                   589,900         15,160,430
     Heinz (H.J.)                                    346,300         15,393,035
     Kimberly-Clark                                  228,100         15,161,807
     Safeway                                         494,700         15,241,707
                                                                   ____________

                                                                     60,956,979
                                                                   ____________
Energy - 6.17%
     Chevron                                         216,900         15,686,208
     ConocoPhillips                                  236,200         15,896,260
                                                                   ____________

                                                                     31,582,468
                                                                   ____________
Financials - 23.72%
     Allstate                                        236,900         15,038,412
     Aon                                             435,800         15,549,344
     Chubb                                           289,900         15,005,224
     Hartford Financial Services Group               176,800         15,162,368
     Huntington Bancshares                           622,000         15,120,820
     Morgan Stanley                                  196,100         14,934,976
     Wachovia                                        282,600         15,314,094
     Washington Mutual                               350,200         15,296,736
                                                                   ____________

                                                                    121,421,974
                                                                   ____________
Health Care - 17.91%
     Abbott Laboratories                             325,100         15,169,166
     Baxter International                            342,500         15,323,450
     Bristol-Myers Squibb                            612,400         15,205,892
     Merck & Co.                                     345,400         15,373,754
     Pfizer                                          557,600         15,328,424
     Wyeth                                           316,900         15,299,932
                                                                   ____________

                                                                     91,700,618
                                                                   ____________
Industrials - 5.88%
     Donnelley (R.R.) & Sons                         431,700         15,226,059
     Waste Management                                405,800         14,856,338
                                                                   ____________

                                                                     30,082,397
                                                                   ____________
Information Technology - 11.90%
     Hewlett-Packard                                 388,000         15,310,480
     Intel                                           718,900         15,348,515
     International Business Machines                 165,100         15,175,992
   + Xerox                                           912,700         15,059,550
                                                                   ____________

                                                                     60,894,537
                                                                   ____________
Materials - 2.87%
     duPont (E.I.) deNemours                         312,900         14,684,397
                                                                   ____________

                                                                     14,684,397
                                                                   ____________
Telecommunications - 6.04%
     AT&T                                            459,600         15,585,036
     Verizon Communications                          438,400         15,317,696
                                                                   ____________

                                                                     30,902,732
                                                                   ____________
Utilities - 2.97%
     Progress Energy                                 318,300         15,205,191
                                                                   ____________

                                                                     15,205,191
                                                                   ____________
Total Common Stock
     (cost $429,360,043)                                            503,251,264
                                                                   ____________

                                                   Principal
                                                    Amount
________________________________________________________________________________

Repurchase Agreements - 3.50%
________________________________________________________________________________

     With BNP Paribas 5.26%
          12/1/06 (dated 11/30/06,
          to be repurchased at
          $7,907,155, collateralized
          by $8,125,000 U.S. Treasury
          Notes 2.75% due 8/15/07,
          market value $8,070,180)                $7,906,000          7,906,000
     With Cantor Fitzgerald 5.26%
          12/1/06 (dated 11/30/06,
          to be repurchased at
          $4,822,705, collateralized by
          $3,910,000 U.S. Treasury Bills
          due 12/28/06, market value
          $3,895,552 and $1,003,000
          U.S. Treasury Notes 6.25%
          due 2/15/07, market value
          $1,024,087)                              4,822,000          4,822,000
     With UBS Warburg 5.26%
          12/1/06 (dated 11/30/06,
          to be repurchased at
          $5,213,762, collateralized by
          $5,448,000 U.S. Treasury Bills
          due 5/24/07, market value
          $5,320,493)                              5,213,000          5,213,000
                                                                   ____________
Total Repurchase Agreements
     (cost $17,941,000)                                              17,941,000
                                                                   ____________

Total Market Value of Securities - 101.82%
     (cost $447,301,043)                                            521,192,264


Liabilities Net of Receivables and
     Other Assets - (1.82%)                                          (9,324,292)
                                                                   ____________

Net Assets Applicable to 37,991,629
     Shares Outstanding - 100.00%                                  $511,867,972
                                                                   ____________
Net Asset Value - Delaware Value Fund Class A
     ($271,377,914 / 20,139,975 Shares)                                  $13.47
                                                                         ______
Net Asset Value - Delaware Value Fund Class B
     ($9,914,181 / 741,702 Shares)                                       $13.37
                                                                         ______
Net Asset Value - Delaware Value Fund Class C
     ($41,012,712 / 3,066,450 Shares)                                    $13.37
                                                                         ______
Net Asset Value - Delaware Value Fund Class R
     ($5,586 / 416.2 Shares)                                             $13.42
                                                                         ______
Net Asset Value - Delaware Value Fund Institutional
     Class ($189,557,579 / 14,043,086 Shares)                            $13.50
                                                                         ______

________________________________________________________________________________


________________________________________________________________________________

Components of Net Assets at November 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                            $423,808,766
Undistributed net investment income                                   6,953,455
Accumulated net realized gain on investments                          7,214,530
Net unrealized appreciation of investments                           73,891,221
                                                                   ____________

Total net assets                                                   $511,867,972
                                                                   ____________

+ Non-income producing security for the year ended November 30, 2006.

Net Asset Value and Offering Price Per Share -
     Delaware Value Fund

Net asset value Class A (A)                                              $13.47
Sales charge (5.75% of offering price) (B)                                 0.82
                                                                         ______

Offering price                                                           $14.29
                                                                         ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes

Statement of operations


Delaware Value Fund

Year Ended November 30, 2006


Investment Income:

     Dividends                                                                                       $10,325,692
     Interest                                                                                            502,403        $10,828,095
                                                                                                     ___________        ___________
Expenses:

     Management fees                                                                                   2,467,164
     Distribution expenses - Class A                                                                     490,804
     Distribution expenses - Class B                                                                      79,956
     Distribution expenses - Class C                                                                     282,242
     Distribution expenses - Class R                                                                           1
     Dividend disbursing and transfer agent fees and expenses                                            333,025
     Accounting and administration expenses                                                              152,977
     Registration fees                                                                                    95,213
     Trustees' fees and benefits                                                                          77,722
     Reports and statements to shareholders                                                               46,725
     Legal fees                                                                                           39,128
     Audit and tax                                                                                        25,352
     Insurance fees                                                                                       19,385
     Consulting fees                                                                                      11,934
     Custodian fees                                                                                        8,830
     Dues and services                                                                                     3,910
     Pricing fees                                                                                          2,174
     Trustees expenses                                                                                     1,552
     Taxes (other than taxes on income)                                                                      862          4,138,956
                                                                                                     ___________

     Less expenses absorbed or waived                                                                                      (399,760)
     Less waiver of distribution expenses - Class A                                                                         (80,822)
     Less expense paid indirectly                                                                                            (1,449)
                                                                                                                        ___________

     Total operating expenses                                                                                             3,656,925
                                                                                                                        ___________

Net Investment Income                                                                                                     7,171,170
                                                                                                                        ___________
Net Realized and Unrealized Gain on Investments:

     Net realized gain on investments                                                                                     7,642,385
     Net change in unrealized appreciation/depreciation of investments                                                   59,882,591
                                                                                                                        ___________

Net Realized and Unrealized Gain on Investments                                                                          67,524,976
                                                                                                                        ___________

Net Increase in Net Assets Resulting from Operations                                                                    $74,696,146
                                                                                                                        ___________


See accompanying notes

Statements of changes in net assets


Delaware Value Fund


                                                                                                         Year Ended
                                                                                               11/30/06            11/30/05
Increase in Net Assets from Operations:

     Net investment income                                                                   $  7,171,170         $  3,374,739
     Net realized gain on investments                                                           7,642,385            1,841,960
     Net change in unrealized appreciation/depreciation of investments                         59,882,591            8,331,399
                                                                                             ____________         ____________

     Net increase in net assets resulting from operations                                      74,696,146           13,548,098
                                                                                             ____________         ____________

Dividends and Distributions to Shareholders from:

     Net investment income:
          Class A                                                                              (1,180,873)             (60,408)
          Class B                                                                                 (23,870)              (1,173)
          Class C                                                                                 (74,499)              (1,852)
          Class R*                                                                                      - *                  - *
          Institutional Class                                                                  (1,963,811)          (1,154,816)

     Net realized gain on investments:
          Class A                                                                                (687,229)            (246,384)
          Class B                                                                                 (41,336)             (60,851)
          Class C                                                                                (129,011)             (96,014)
          Class R*                                                                                      - *                  - *
          Institutional Class                                                                    (917,311)          (3,613,777)
                                                                                             ____________         ____________

                                                                                               (5,017,940)          (5,235,275)
                                                                                             ____________         ____________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                             161,427,453          101,212,046
          Class B                                                                               4,483,577            5,274,458
          Class C                                                                              19,870,267           16,892,749
          Class R                                                                                   5,579                   11
          Institutional Class                                                                  73,698,794           76,194,727

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                               1,758,516              277,187
          Class B                                                                                  61,146               58,141
          Class C                                                                                 183,652               81,678
          Class R*                                                                                      - *                  - *
          Institutional Class                                                                   2,878,965            4,766,157
                                                                                             ____________         ____________

                                                                                              264,367,949          204,757,154
                                                                                             ____________         ____________
     Cost of shares repurchased:

          Class A                                                                             (26,171,621)          (4,742,223)
          Class B                                                                              (2,529,601)            (591,848)
          Class C                                                                              (3,696,378)            (466,091)
          Institutional Class                                                                 (66,794,390)         (10,045,691)
                                                                                             ____________         ____________

                                                                                              (99,191,990)         (15,845,853)
                                                                                             ____________         ____________

Increase in net assets derived from capital share transactions                                165,175,959          188,911,301
                                                                                             ____________         ____________

Net Increase in Net Assets                                                                    234,854,165          197,224,124
                                                                                             ____________         ____________

Net Assets:

     Beginning of year                                                                        277,013,807           79,789,683
                                                                                             ____________         ____________
     End of year (including undistributed net investment
          income of $6,953,455 and $3,011,696, respectively)                                 $511,867,972         $277,013,807
                                                                                             ____________         ____________


* Amount is less than one dollar.

See accompanying notes

Financial highlights


Delaware Value Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                           Year Ended
                                                               ____________________________________________________________________

                                                               11/30/06       11/30/05       11/30/04       11/30/03      11/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $11.370        $10.760        $ 9.480        $ 8.300       $ 9.490

Income (loss) from investment operations:

Net investment income (1)                                         0.225          0.220          0.134          0.110         0.113
Net realized and unrealized gain (loss) on investments            2.068          0.842          1.240          1.151        (1.231)
                                                                _______        _______        _______        _______       _______

Total from investment operations                                  2.293          1.062          1.374          1.261        (1.118)
                                                                _______        _______        _______        _______       _______

Less  dividends and distributions from:

Net investment income                                            (0.122)        (0.089)        (0.094)        (0.081)       (0.072)
Net realized gain on investments                                 (0.071)        (0.363)             -              -             -
                                                                _______        _______        _______        _______       _______

Total dividends and distributions                                (0.193)        (0.452)        (0.094)        (0.081)       (0.072)
                                                                _______        _______        _______        _______       _______


Net asset value, end of period                                  $13.470        $11.370        $10.760        $ 9.480       $ 8.300
                                                                _______        _______        _______        _______       _______


Total return (2)                                                 20.48%         10.11%         14.59%         15.37%       (11.88%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $271,378       $104,140         $6,846           $717           $42
Ratio of expenses to average net assets                           1.01%          1.01%          1.00%          1.00%         1.03%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly     1.17%          1.11%          1.17%          1.26%         1.60%
Ratio of net investment income to average net assets              1.84%          1.98%          1.32%          1.29%         1.27%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly     1.68%          1.88%          1.15%          1.03%         0.70%
Portfolio turnover                                                  24%            26%           128%           101%           61%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Delaware Value Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                         Year Ended
                                                                      ________________________________________________   5/1/02 (1)
                                                                                                                             to
                                                                      11/30/06      11/30/05     11/30/04     11/30/03    11/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $11.290       $10.680      $ 9.420      $ 8.310    $ 9.700


Income (loss) from investment operations:

Net investment income (2)                                               0.134         0.137        0.058        0.044      0.030
Net realized and unrealized gain (loss) on investments                  2.058         0.843        1.229        1.147     (1.420)
                                                                      _______       _______      _______      _______    _______

Total from investment operations                                        2.192         0.980        1.287        1.191     (1.390)
                                                                      _______       _______      _______      _______    _______

Less dividends and distributions from:

Net investment income                                                  (0.041)       (0.007)      (0.027)      (0.081)         -
Net realized gain on investments                                       (0.071)       (0.363)           -            -          -
                                                                      _______       _______      _______      _______    _______

Total dividends and distributions                                      (0.112)       (0.370)      (0.027)      (0.081)         -
                                                                      _______       _______      _______      _______    _______

Net asset value, end of period                                        $13.370       $11.290      $10.680      $ 9.420    $ 8.310
                                                                      _______       _______      _______      _______    _______


Total return (3)                                                       19.59%         9.35%       13.69%       14.50%    (14.33%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                $9,914        $6,516       $1,518         $383        $13
Ratio of expenses to average net assets                                 1.76%         1.76%        1.75%        1.75%      1.93%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.87%         1.81%        1.87%        1.96%      2.62%
Ratio of net investment income to average net assets                    1.09%         1.23%        0.57%        0.54%      0.59%
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expenses paid indirectly           0.98%         1.18%        0.45%        0.33%     (0.10%)
Portfolio turnover                                                        24%           26%         128%         101%        61% (4)
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios have been annulaized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a  share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) The portfolio turnover is representative for the entire fund for the year ended November 30, 2002.

See accompanying notes


                                                             (continues)     13

Financial highlights


Delaware Value Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                         Year Ended
                                                                      ________________________________________________   5/1/02 (1)
                                                                                                                             to
                                                                      11/30/06      11/30/05     11/30/04     11/30/03    11/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $11.290       $10.690      $ 9.420      $ 8.280    $ 9.700


Income (loss) from investment operations:

Net investment income (2)                                               0.134         0.138        0.062        0.044      0.032
Net realized and unrealized gain (loss) on investments                  2.058         0.832        1.235        1.155     (1.452)
                                                                      _______       _______      _______      _______    _______

Total from investment operations                                        2.192         0.970        1.297        1.199     (1.420)
                                                                      _______       _______      _______      _______    _______

Less dividends and distributions from:

Net investment income                                                  (0.041)       (0.007)      (0.027)      (0.059)         -
Net realized gain on investments                                       (0.071)       (0.363)           -            -          -
                                                                      _______       _______      _______      _______    _______

Total dividends and distributions                                      (0.112)       (0.370)      (0.027)      (0.059)         -
                                                                      _______       _______      _______      _______    _______

Net asset value, end of period                                        $13.370       $11.290      $10.690      $ 9.420    $ 8.280
                                                                      _______       _______      _______      _______    _______


Total return (3)                                                       19.59%         9.25%       13.80%       14.60%    (14.64%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                               $41,013       $19,597       $2,477         $133        $27
Ratio of expenses to average net assets                                 1.76%         1.76%        1.75%        1.75%      1.93%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.87%         1.81%        1.87%        1.96%      2.62%
Ratio of net investment income to average net assets                    1.09%         1.23%        0.57%        0.54%      0.59%
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expenses paid indirectly           0.98%         1.18%        0.45%        0.33%     (0.10%)
Portfolio turnover                                                        24%           26%         128%         101%        61% (4)
____________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios have been annulaized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) The portfolio turnover is representative for the entire fund for the year ended November 30, 2002.

See accompanying notes

Delaware Value Fund Class R


Selected data for each share of the Fund outstanding throughout the period was as follows:


                                                                                            Year
                                                                                          Ended (1)
                                                                                          11/30/06
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                                      $11.350


Income from investment operations:

Net investment income (2)                                                                   0.218
Net realized and unrealized gain on investments                                             2.058
                                                                                          _______

Total from investment operations                                                            2.276
                                                                                          _______

Less dividends and distributions from:

Net investment income                                                                      (0.135)
Net realized gain on investments                                                           (0.071)
                                                                                          _______

Total dividends and distributions                                                          (0.206)
                                                                                          _______

Net asset value, end of period                                                            $13.420
                                                                                          _______


Total return (3)                                                                           20.39%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                                        $6
Ratio of expenses to average net assets                                                     1.26%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly                               1.47%
Ratio of net investment income to average net assets                                        1.59%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly                               1.38%
Portfolio turnover                                                                            24%
____________________________________________________________________________________________________________________________________

(1) As of November 30, 2005, Delaware Value Fund Class R had one share outstanding, representing the initial seed purchase.
    Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                             (continues)     15

Financial highlights


Delaware Value Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                                Year Ended
                                                                      ______________________________________________________________

                                                                      11/30/06      11/30/05     11/30/04     11/30/03     11/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $11.390       $10.780      $ 9.500      $ 8.310      $ 9.490


Income (loss) from investment operations:

Net investment income (1)                                               0.256         0.243        0.160        0.132        0.126
Net realized and unrealized gain (loss) on investments                  2.077         0.846        1.237        1.155       (1.234)
                                                                      _______        ______      _______      _______      _______

Total from investment operations                                        2.333         1.089        1.397        1.287       (1.108)
                                                                      _______        ______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.152)       (0.116)      (0.117)      (0.097)      (0.072)
Net realized gain on investments                                       (0.071)       (0.363)           -            -            -
                                                                      _______        ______      _______      _______      _______

Total dividends and distributions                                      (0.223)       (0.479)      (0.117)      (0.097)      (0.072)
                                                                      _______        ______      _______      _______      _______

Net asset value, end of period                                        $13.500        $11.390     $10.780      $ 9.500      $ 8.310
                                                                      _______        ______      _______      _______      _______


Total return (2)                                                       20.85%        10.37%       14.83%       15.70%      (11.77%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                              $189,557      $146,761      $68,949      $41,047      $23,276
Ratio of expenses to average net assets                                 0.76%         0.76%        0.75%        0.75%        0.87%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           0.87%         0.81%        0.87%        0.96%        1.30%
Ratio of net investment income to average net assets                    2.09%         2.23%        1.57%        1.54%        1.43%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           1.98%         2.18%        1.45%        1.33%        1.00%
Portfolio turnover                                                        24%           26%         128%         101%          61%
____________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements


Delaware Value Fund

November 30, 2006


Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq
Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain from investments, if any, annually.


                                                             (continues)     17

Notes to financial statements


Delaware Value Fund


1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $17,871 for the year ended November 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through March 31, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through March 31, 2007 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At November 30, 2006, the Fund had liabilities payable to affiliates as follows:


Investment management fee payable to DMC                         $189,617
Dividend disbursing, transfer agent,
     accounting, and administration fees and other
     expenses payable to DSC                                       58,315
Distribution fees payable to DDLP                                  92,146
Other expenses payable to DMC and affiliates *                     10,853

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates' employees. For the year ended November 30, 2006, the Fund was charged $19,011 for internal legal and tax services provided by DMC and/or its affiliates' employees.

For the year ended November 30, 2006, DDLP earned $51,655 for commissions on sales of the Fund's Class A shares. For the year ended November 30, 2006, DDLP received gross contingent deferred sales charge commissions of $3,364, $15,638 and $1,898 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees' fees and benefits include expenses accrued by the Fund for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund is $57,436. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended November 30, 2006, the Fund made purchases of $264,476,257 and sales of $90,213,081 of investment securities other than short-term investments.

At November 30, 2006, the cost of investments for federal income tax purposes was $448,710,553. At November 30, 2006, the net unrealized appreciation was $72,481,711 of which $72,481,711 related to unrealized appreciation of investments and $0 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended November 30, 2006 and 2005 was as follows:

                                                          Year Ended
                                                   11/30/06        11/30/05
Ordinary income                                   $4,729,315      $1,218,249
Long-term capital gain                               288,625       4,017,026
                                                  __________      __________

Total                                             $5,017,940      $5,235,275
                                                  __________      __________


5. Components of Net Assets on a Tax Basis

As of November 30, 2006, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                                $423,808,766
Undistributed ordinary income                                   9,846,172
Undistributed long-term capital gains                           5,731,323
Unrealized appreciation of investments                         72,481,711
                                                             ____________

Net assets                                                   $511,867,972
                                                             ____________


The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2006, the Fund recorded the following permanent reclassifications.

Undistributed net investment income                              $ 13,642
Accumulated net realized gain                                     (13,642)


6. Capital Shares

Transactions in capital shares were as follows:


                                                          Year Ended
                                                   11/30/06        11/30/05
Shares sold:
     Class A                                      12,926,400       8,921,855
     Class B                                         369,958         482,954
     Class C                                       1,620,047       1,538,055
     Class R                                             415               1
     Institutional Class                           6,003,214       6,952,097

Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                         154,799          25,761
     Class B                                           5,392           5,409
     Class C                                          16,181           7,598
     Institutional Class                             253,653         443,363
                                                  __________      __________

                                                  21,350,059      18,377,093
                                                  __________      __________

Shares repurchased:
     Class A                                      (2,097,772)       (427,192)
     Class B                                        (210,902)        (53,209)
     Class C                                        (304,890)        (42,318)
     Institutional Class                          (5,094,164)       (909,849)
                                                  __________      __________

                                                  (7,707,728)     (1,432,568)
                                                  __________      __________

Net increase                                      13,642,331      16,944,525
                                                  __________      __________


For the years ended November 30, 2006 and 2005, 19,626 Class B shares were converted to 19,535 Class A shares valued at $237,607 and 6,517 Class B shares were converted to 6,489 Class A shares valued at $71,984, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in the Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of November 30, 2006, or at any time during the year then ended.


                                                             (continues)     19

Notes to financial statements

Delaware Value Fund

8. Credit and Market risk

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

10. Tax Information (Unaudited)

The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of the information.

For the fiscal year ended November 30, 2006, the Fund designates distributions paid during the year as follows:

    (A)                   (B)
 Long-Term             Ordinary
Capital Gains           Income                Total                (C)
Distributions       Distributions *       Distributions        Qualifying
 (Tax Basis)          (Tax Basis)          (Tax Basis)        Dividends (1)
_____________       _______________       _____________       _____________

     6%                   94%                  100%                98%

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

  * For the fiscal year ended November 30, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $4,729,315 to be taxed at maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

Report of independent
registered public accounting firm


To the Shareholders and Board of Trustees
Delaware Group Equity Funds II - Delaware Value Fund

We have audited the accompanying statement of net assets of Delaware Value Fund (one of the series constituting Delaware Group Equity Funds II) (the "Fund") as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Value Fund of Delaware Group Equity Funds II at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                           /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
January 16, 2007

Board of trustees/directors
and officers addendum


Delaware Investments(R) Family of Funds

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.


                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
     Name,                                                                                      Complex Overseen    Directorships
    Address,             Position(s)           Length of             Principal Occupation(s)       by Trustee          Held by
 and Birth Date       Held with Fund(s)       Time Served              During Past 5 Years         or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________

Interested Trustees
____________________________________________________________________________________________________________________________________

 Patrick P. Coyne (1)     Chairman,      Chairman and Trustee      Patrick P. Coyne has served in      83                None
2005 Market Street        President,     since August 16, 2006      various executive capacities
 Philadelphia, PA      Chief Executive                                  at different times at
      19103             Officer, and          President and           Delaware Investments. (2)
                           Trustee       Chief Executive Officer
  April 14, 1963                          since August 1, 2006
____________________________________________________________________________________________________________________________________

Independent Trustees
____________________________________________________________________________________________________________________________________

Thomas L. Bennett          Trustee               Since                Private Investor -               83                None
2005 Market Street                             March 2005            (March 2004-Present)
 Philadelphia, PA
      19103                                                          Investment Manager -
                                                                     Morgan Stanley & Co.
 October 4, 1947                                                  (January 1984-March 2004)
____________________________________________________________________________________________________________________________________

   John A. Fry             Trustee               Since                    President -                  83              Director -
2005 Market Street                            January 2001        Franklin & Marshall College                      Community Health
 Philadelphia, PA                                                    (June 2002-Present)                                Systems
      19103
                                                                   Executive Vice President -                          Director -
   May 28, 1960                                                   University of Pennsylvania                         Allied Barton
                                                                    (April 1995-June 2002)                         Security Holdings
____________________________________________________________________________________________________________________________________

 Anthony D. Knerr          Trustee               Since           Founder and Managing Director -       83                None
2005 Market Street                             April 1990          Anthony Knerr & Associates
 Philadelphia, PA                                                    (Strategic Consulting)
      19103                                                              (1990-Present)

 December 7, 1938
____________________________________________________________________________________________________________________________________

Lucinda S. Landreth        Trustee               Since            Chief Investment Officer -           83                None
2005 Market Street                            March 2005                Assurant, Inc.
 Philadelphia, PA                                                        (Insurance)
      19103                                                              (2002-2004)

   June 24, 1947
____________________________________________________________________________________________________________________________________

   Ann R. Leven            Trustee               Since                   Consultant -                  83            Director and
2005 Market Street                           September 1989             ARL Associates                             Audit Committee
 Philadelphia, PA                                                    (Financial Planning)                         Chairperson - Andy
      19103                                                             (1983-Present)                            Warhol Foundation

 November 1, 1940                                                                                                 Director and Audit
                                                                                                                  Committee Member -
                                                                                                                     Systemax, Inc.
____________________________________________________________________________________________________________________________________

                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
     Name,                                                                                      Complex Overseen    Directorships
    Address,             Position(s)           Length of             Principal Occupation(s)       by Trustee          Held by
 and Birth Date       Held with Fund(s)       Time Served              During Past 5 Years         or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________

Independent Trustees (continued)
____________________________________________________________________________________________________________________________________

Thomas F. Madison          Trustee               Since                 President and Chief             83             Director -
2005 Market Street                              May 1997               Executive Officer -                          Banner Health
 Philadelphia, PA                                                      MLM Partners, Inc.
      19103                                                        (Small Business Investing                          Director -
                                                                         and Consulting)                          CenterPoint Energy
February 25, 1936                                                    (January 1993-Present)
                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River, Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.
____________________________________________________________________________________________________________________________________

 Janet L. Yeomans          Trustee               Since                    Vice President               83                None
2005 Market Street                             April 1999             (January 2003-Present)
 Philadelphia, PA                                                         and Treasurer
      19103                                                           (January 2006-Present)
                                                                          3M Corporation
  July 31, 1948

                                                                       Ms. Yeomans has held
                                                                   various management positions
                                                                   at 3M Corporation since 1983.
____________________________________________________________________________________________________________________________________

J. Richard Zecher          Trustee               Since                        Founder -                83         Director and Audit
2005 Market Street                             March 2005               Investor Analytics                        Committee Member -
 Philadelphia, PA                                                        (Risk Management)                        Investor Analytics
      19103                                                             (May 1999-Present)
                                                                                                                  Director and Audit
  July 3, 1940                                                                Founder -                           Committee Member -
                                                                      Sutton Asset Management                        Oxigene, Inc.
                                                                           (Hedge Fund)
                                                                      (September 1998-Present)
____________________________________________________________________________________________________________________________________

Officers
____________________________________________________________________________________________________________________________________

 David F. Connor        Vice President,    Vice President since    David F. Connor has served as       83                None (3)
2005 Market Street      Deputy General      September 21, 2000       Vice President and Deputy
 Philadelphia, PA   Counsel, and Secretary     and Secretary             General Counsel of
      19103                                       since                 Delaware Investments
                                              October 2005                   since 2000.
 December 2, 1963
____________________________________________________________________________________________________________________________________

David P. O'Connor         Senior Vice     Senior Vice President,  David P. O'Connor has served in      83                None (3)
2005 Market Street        President,       General Counsel, and     various executive and legal
 Philadelphia, PA      General Counsel,    Chief Legal Officer     capacities at different times
      19103                and Chief              since               at Delaware Investments.
                         Legal Officer        October 2005
February 21, 1966
____________________________________________________________________________________________________________________________________

 John J. O'Connor    Senior Vice President      Treasurer          John J. O'Connor has served in      83                None (3)
2005 Market Street       and Treasurer            since             various executive capacities
 Philadelphia, PA                             February 2005             at different times at
      19103                                                            Delaware Investments.

  June 16, 1957
____________________________________________________________________________________________________________________________________

  Richard Salus              Senior         Chief Financial        Richard Salus has served in         83                None (3)
2005 Market Street      Vice President       Officer since         various executive capacities
 Philadelphia, PA            and            November 1, 2006           at different times at
      19103             Chief Financial                               Delaware Investments.
                            Officer
October 4, 1963
____________________________________________________________________________________________________________________________________

(1) Patrick P. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') investment advisor.

(2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s')
    investment advisor, principal underwriter, and its transfer agent.

(3) David F. Connor, David P. O'Connor, John J. O'Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
    John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization


This annual report is for the information of Delaware Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Value Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of trustees


Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Consultant
ARL Associates,
New York, NY

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers


David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information


Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.


Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware
  Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE INVESTMENTS LOGO]










(1211)                                                        Printed in the USA
AR-456 [11/06] CGI 1/07                                     MF-06-12-015 PO11493

Item 2.  Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

     The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

     Thomas L. Bennett (1)
     Thomas F. Madison
     Janet L. Yeomans (1)
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.
         __________

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $71,100 for the fiscal year ended November 30, 2006.


____________________

(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $79,000 for the fiscal year ended November 30, 2005.

     (b) Audit-related fees.
         __________________

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2006.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,700 for the registrant's fiscal year ended November 30, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures report to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2005.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $159,700 for the registrant's fiscal year ended November 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

     (c) Tax fees.
         ________

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $14,000 for the fiscal year ended November 30, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended November 30, 2006.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $17,200 for the fiscal year ended November 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended November 30, 2005.

     (d) All other fees.
         ______________

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended November 30, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended November 30, 2006.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended November 30, 2005.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended November 30, 2005.

     (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.



______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

Audit Services
______________________________________________________________________________________________________________________

Statutory audits or financial audits for new Funds                                 up to $25,000 per Fund
______________________________________________________________________________________________________________________

Services associated with SEC registration statements (e.g., Form N-1A, Form
N-14, etc.), periodic reports and other documents filed with the SEC or other
documents issued in connection with securities offerings (e.g., comfort letters    up to $10,000 per Fund
for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters
______________________________________________________________________________________________________________________

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit-related services" rather than "audit services")
______________________________________________________________________________________________________________________

Audit-Related Services
______________________________________________________________________________________________________________________

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit services" rather than "audit-related services")
______________________________________________________________________________________________________________________

Tax Services
______________________________________________________________________________________________________________________

U.S. federal, state and local and international tax planning and advice (e.g.,
consulting on statutory, regulatory or administrative developments, evaluation     up to $25,000 in the aggregate
of Funds' tax compliance function, etc.)
______________________________________________________________________________________________________________________

U.S. federal, state and local tax compliance (e.g., excise distribution reviews,   up to $5,000 per Fund
etc.)
______________________________________________________________________________________________________________________

Review of federal, state, local and international income, franchise and other      up to $5,000 per Fund
tax returns
______________________________________________________________________________________________________________________


     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.


______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

Non-Audit Services
______________________________________________________________________________________________________________________

Services associated with periodic reports and other documents filed with the SEC   up to $10,000 in the aggregate
and assistance in responding to SEC comment letters
______________________________________________________________________________________________________________________


     The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $273,220 and $348,260 for the registrant's fiscal years ended November 30, 2006 and November 30, 2005, respectively.

     (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6.  Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11.  Controls and Procedures

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     (b) Management has made changes that have materially affected, or are reasonably likely to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 12. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


Name of Registrant: Delaware Group Equity Funds II


PATRICK P. COYNE
________________________________

By:     Patrick P. Coyne
Title:  Chief Executive Officer
Date:   February 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
________________________________

By:     Patrick P. Coyne
Title:  Chief Executive Officer
Date:   February 6, 2007


RICHARD SALUS
________________________________

By:     Richard Salus
Title:  Chief Financial Officer
Date:   February 6, 2007